Income taxes - Deferred tax balance sheet presentation (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred taxes presented on the balance sheet
Deferred tax assets	$ 7,016	$ 6,216	$ 6,663
Deferred tax liabilities	(10,326)	(11,858)	(11,490)
NET DEFERRED TAX LIABILITY	$ (3,310)	$ (5,642)	$ (4,827)	$ (5,622)